Condensed Consolidated Statements of Cash Flows (Q3) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash Flow from Operating Activities:
Net loss	$ (29,654)	$ (170,381)
Non-cash expenses:
Shares and warrants issued to third parties for services	10,182	0
Modification of warrants	43	0
Contract termination costs	649	0
Depreciation and amortization	1,298	76
Amortization of debt issuance costs and discounts	3,723	0
Share-based compensation	7,047	6,708
Lease expenses	(8)	39
Change in fair value of warrant derivative liability	(2,118)	(886)
Payment In Kind (PIK) interest expense on notes payable	1,465	0
Loss on extinguishment of debt	88	0
Loss on acquisitions	0	146,980
Changes in operating assets and liabilities, net of effects of business acquisition:
Accounts receivable, net	195	76
Inventories, net	1,458	(705)
Prepaid expenses and other current assets	224	437
Other assets	(9)	31
Accounts payable	41	889
Accrued liabilities	650	3,357
Deferred revenue	(6)	172
Other	209	(17)
Cash Used in Operating Activities	(4,523)	(13,224)
Cash Flow from Investing Activities
Cash acquired in the May Acquisitions	0	416
Acquisition of property and equipment	(42)	(52)
Cash (Used in) Provided by Investing Activities	(42)	364
Cash Flow from Financing Activities
Proceeds from shares issued pursuant to private placement, net	0	15,826
Payment of related party note payable	0	(1,600)
Proceeds from issuance of debt	0	6,200
Proceeds from revolving lines of credit	6,624	0
Payments on revolving lines of credit	(6,297)	(4,600)
Proceeds from PPP loans	852	0
Proceeds from June 2020 Notes	1,500	0
Cash advance, net	0	(1,898)
Proceeds from investor prepayment	1,518	0
PIPE warrant exercise	0	4,007
Debt issuance costs	(85)	(20)
Cash Provided by (Used in) Financing Activities	4,112	17,915
Net (decrease) increase in Cash and cash equivalents and Restricted cash	(453)	5,055
Total Cash and cash equivalents, Beginning of Period	2,534	3,946
Total Cash and cash equivalents and Restricted cash, End of Period	$ 2,081	$ 9,001